As filed with the Securities and Exchange Commission on April 30, 2003

Registration No. 333-80825

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee:  None

(Included in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-6, Accession No. 0001017062-03-000950, as filed on April 28, 2003, and incorporated by reference herein.)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C.    OTHER INFORMATION

Item 27.    Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998[1]

	(b)	Memorandum Establishing Separate Account[1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc.[3]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[3]

	(b)	Annual Renewable Term Rider (Form R98-ART NY)[3]

	(c)	Accelerated Living Benefit Rider (Form R92-ABR NY)[1]

	(d)	Spouse Term Rider (Form R98-SPT NY)[3]

	(e)	Children’s Term Rider (Form R84-CT NY)[3]

	(f)	Waiver of Charges (Form R98-WC NY)[3]

	(g)	Accidental Death Benefit (Form R84-AD NY)[3]

	(h)	Guaranteed Insurability Rider (Form R93-GI NY)[3]

	(i)	Disability Benefit Rider (Form R84-DB NY)[3]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[4]

(6)	(a)	Bylaws of PL&A1

	(b)	Articles of Incorporation of PM Group Life Insurance Company[1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company[1]

(7)	Form of Reinsurance Contract

(8)	(a) Form of Participation Agreement between PL&A and Pacific Select Fund[3]

(b) Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life)[2]

(c) Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 8/14/00[5]

(d) Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 12/22/00[5]

(e) Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 1/1/02[6]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Deloitte & Touche LLP

(b) Consent of Dechert[1]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Powers of Attorney[6]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on June 16, 1999, File No. 333-80825, Accession Number 0001017062-99-001158.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on April 27, 2000, File No. 333-80825, Accession Number 0001017062-00-000997.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 via EDGAR on February 28, 2001, File No. 333-80825, Accession Number 0001017062-01-000444.

[5]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 via EDGAR on May 1, 2001, File No. 333-80825, Accession Number 0001017062-01-500161.

[6]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on April 22, 2002, File No. 333-80825, Accession Number 0001017062-02-000726.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)
BY: PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:
Thomas C. Sutton* Chief Executive Officer

*By:	/s/ SHARON CHEEVER
Sharon Cheever as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post Effective Amendment No. 8 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

BY: PACIFIC LIFE & ANNUITY COMPANY (Registrant)

By:
Thomas C. Sutton* Chief Executive Officer

*By:	/s/ SHARON CHEEVER
Sharon Cheever as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003

Glen S. Schafer*	Director and President	, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003

Audrey L. Milfs*	Director, Vice President and Secretary	, 2003

James T. Morris*	Executive Vice President	, 2003

Brian D. Klemens*	Vice President and Treasurer	, 2003

*By:	/s/ SHARON CHEEVER Sharon Cheever as attorney-in-fact	April 30, 2003

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)